Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 2,873			$ 5,246				$ 19,143
Accounts receivable, net	3,521			3,377				1,533
Inventory, net	2,411			1,332				966
Prepaid expenses and other current assets	1,259			1,403				2,283
Total current assets	10,064			11,358				23,925
Property and equipment, net	101			177				12,447
Right of use asset	486			695				949
Other non-current assets	238			2,012				2,012
Total assets	10,889			14,242				39,333
Current liabilities:
Long-term debt, current portion	1,589			1,426				16,833
Notes payable, current portion	379
Accounts payable	6,879			7,734				8,707
Accrued expenses	8,338			3,908				3,563
Lease liability, current portion	353			319				175
Total current liabilities	17,538			13,387				29,278
Lease liabilities, long-term	196			466				784
Warrant liability	5,566			5,934				5,356
Total liabilities	23,300			19,787				35,418
Commitments and contingencies (Note 10)
Stockholders' deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at September 30, 2023 and no shares issued and outstanding at December 31, 2022
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,277,657 and 859,402 issued and outstanding at September 30, 2023 and December 31, 2022, respectively				4
Additional paid-in capital	406,288			403,157				387,205
Accumulated deficit	(418,699)			(408,702)				(383,290)
Total stockholders' deficit	(12,411)	$ (12,121)	$ (9,433)	(5,545)	$ (3,025)	$ 2,369	$ (5,358)	3,915	$ 49,328	$ 45,745
Total liabilities and stockholders' deficit	$ 10,889			$ 14,242				$ 39,333